Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Carried at fair value:
Financial assets carried at FVTP&L	€ 288	€ 284
Financial assets carried at FVTOCI	244	293
Derivative financial instruments	77	48
Financial assets carried at fair value	609	624
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	6,382	5,840
Total financial assets	6,992	6,465
Carried at fair value:
Financial liabilities carried at FVTP&L	(113)	(115)
Derivative financial instruments	(63)	(43)
Financial liabilities carried at fair value	(176)	(158)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(9,551)	(9,682)
Total financial liabilities	(9,728)	(9,840)
Contingent consideration
Carried at fair value:
Financial liabilities carried at FVTP&L	(113)	(115)
Accounts payable
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(1,830)	(1,917)
Interest accrual
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(83)	(76)
Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(7,397)	(6,969)
Debt (excluding corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(241)	(721)
Debt instruments
Carried at fair value:
Financial assets carried at FVTP&L	231	226
Financial assets carried at FVTOCI	21	27
Equity instruments
Carried at fair value:
Financial assets carried at FVTP&L	3	2
Financial assets carried at FVTOCI	222	231
Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	54	56
Current financial assets
Carried at fair value:
Financial assets carried at FVTOCI	2	3
Cash and cash equivalents
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	2,401	1,869
Current loans receivables
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	0	0
Other non-current loans and receivables
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	102	77
Receivables - current
Carried at fair value:
Financial assets carried at FVTOCI		32
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	3,672	3,701
Receivables - non-current
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	208	193
At fair value
Carried at fair value:
Financial assets carried at FVTP&L	288	284
Financial assets carried at FVTOCI	244	293
Derivative financial instruments	77	48
Financial assets carried at fair value	609	624
Carried at fair value:
Financial liabilities carried at FVTP&L	(113)	(115)
Derivative financial instruments	(63)	(43)
Financial liabilities carried at fair value	(176)	(158)
At fair value | Contingent consideration
Carried at fair value:
Financial liabilities carried at FVTP&L	(113)	(115)
At fair value | Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(7,363)	(6,798)
At fair value | Debt instruments
Carried at fair value:
Financial assets carried at FVTP&L	231	226
Financial assets carried at FVTOCI	21	27
At fair value | Equity instruments
Carried at fair value:
Financial assets carried at FVTP&L	3	2
Financial assets carried at FVTOCI	222	231
At fair value | Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	54	56
At fair value | Current financial assets
Carried at fair value:
Financial assets carried at FVTOCI	2	3
At fair value | Receivables - current
Carried at fair value:
Financial assets carried at FVTOCI		€ 32
Level 1
Carried at fair value:
Financial assets carried at FVTOCI	4
Financial assets carried at fair value	4
Level 1 | Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(6,290)
Level 1 | Equity instruments
Carried at fair value:
Financial assets carried at FVTOCI	4
Level 2
Carried at fair value:
Financial assets carried at FVTP&L	53
Financial assets carried at FVTOCI	20
Derivative financial instruments	72
Financial assets carried at fair value	146
Carried at fair value:
Derivative financial instruments	(63)
Financial liabilities carried at fair value	(63)
Level 2 | Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(1,073)
Level 2 | Debt instruments
Carried at fair value:
Financial assets carried at FVTOCI	20
Level 2 | Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	53
Level 3
Carried at fair value:
Financial assets carried at FVTP&L	234
Financial assets carried at FVTOCI	220
Derivative financial instruments	6
Financial assets carried at fair value	460
Carried at fair value:
Financial liabilities carried at FVTP&L	(113)
Financial liabilities carried at fair value	(113)
Level 3 | Contingent consideration
Carried at fair value:
Financial liabilities carried at FVTP&L	(113)
Level 3 | Debt instruments
Carried at fair value:
Financial assets carried at FVTP&L	231
Level 3 | Equity instruments
Carried at fair value:
Financial assets carried at FVTP&L	2
Financial assets carried at FVTOCI	218
Level 3 | Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	0
Level 3 | Current financial assets
Carried at fair value:
Financial assets carried at FVTOCI	€ 2